Document and Entity Information	Jun. 18, 2026
Cover [Abstract]
Entity Registrant Name	Hamilton Beach Brands Holding Co
Amendment Flag	false
Entity Central Index Key	0001709164
Document Type	8-K
Document Period End Date	Jun. 18, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-38214
Entity Tax Identification Number	31-1236686
Entity Address, Address Line One	4421 WATERFRONT DR
Entity Address, City or Town	GLEN ALLEN
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	(804)
Local Phone Number	273-9777
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, Par Value $0.01 Per Share
Trading Symbol	HBB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false